LICENSE AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Varian Biopharmaceuticals [Member]
LICENSE AGREEMENT

NOTE 4 – LICENSE AGREEMENT

On July 5, 2019, the Company entered into an exclusive license agreement with Cancer Research UK (“CRUK”) for multiple small molecule kinase inhibitors, which was acquired in return for annual license fees, future milestone payments and royalties, all related to development and commercialization of the technology, if achieved. The payments made to CRUK in the form of annual license fees, milestones and royalties are very standard compared to other licensing deals seen in this industry. Should the Company successfully develop and commercializes the technology, the Company may be required to make milestone payments of less than $100 million and pay royalties of single-digit percentage on revenues for each product developed.

No license expense was recorded for the three months ended March 31, 2022 and 2021.

NOTE 4 – LICENSE AGREEMENT

On July 5, 2019, the Company entered into an exclusive license agreement with Cancer Research UK (“CRUK”) for multiple small molecule kinase inhibitors, which was acquired in return for annual license fees, future milestone payments and royalties, all related to development and commercialization of the technology, if achieved. The payments made to CRUK in the form of annual license fees, milestones and royalties are very standard compared to other licensing deals seen in this industry. Should the Company successfully develop and commercializes the technology, the Company may be required to make milestone payments of less than $100 million and pay royalties of single-digit percentage on revenues for each product developed.

License expense for the years ended December 31, 2021 and 2020 was $10,000 and 10,000 respectively. Future annual license fees range from $10,000 to $25,000 per year.